DWS Short Duration Fund Annual Fund Operating Expenses - DWS Short Duration Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.75%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.50%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.38%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	0.38%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.50%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.26%, 0.14%, 0.25% and 0.30% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.